UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Steven M. Friedman        New York, New York       February 13, 2006
   ------------------------   -------------------------   -----------------
        [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               -------------

Form 13F Information Table Entry Total:              121
                                               -------------
                                                  76,161
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                   FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
Aes Corp                          Common Stock      00130H105     554    35,000 SH       SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR Corp                          Common Stock      001765106     333    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR Corp                          Common Stock      001765106     438    19,700 SH       DEFINED              19,700
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Sys Inc                     Common Stock      00724F101     292     7,900 SH       DEFINED               7,900
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices Inc        Common Stock      007903107     897    29,300 SH       DEFINED              29,300
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Inc New                     Common Stock      00817Y108     594     6,300 SH       DEFINED               6,300
-----------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies Inc           Common Stock      00971T101     255    12,800 SH       DEFINED              12,800
-----------------------------------------------------------------------------------------------------------------------------------
Amazon Com Inc                    Common Stock      023135106     486    10,300 SH       DEFINED              10,300
-----------------------------------------------------------------------------------------------------------------------------------
Amer Intl Group Inc               Common Stock      026874107   1,010    14,800 SH       DEFINED              14,800
-----------------------------------------------------------------------------------------------------------------------------------
Anworth Mortgage Asset CP         Common Stock      037347101     511    70,000 SH       SOLE                 70,000
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer Inc                Common Stock      037833100     719    10,000 SH       DEFINED              10,000
-----------------------------------------------------------------------------------------------------------------------------------
Applied Matls Inc                 Common Stock      038222105     490    27,300 SH       DEFINED              27,300
-----------------------------------------------------------------------------------------------------------------------------------
Aquantive Inc                     Common Stock      03839G105     512    20,300 SH       DEFINED              20,300
-----------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co         Common Stock      039483102     404    16,400 SH       DEFINED              16,400
-----------------------------------------------------------------------------------------------------------------------------------
Astrazeneca Plc                   Sponsored ADR     046353108     496    10,200 SH       DEFINED              10,200
-----------------------------------------------------------------------------------------------------------------------------------
BJ Svcs Co                        Common Stock      055482103     810    22,100 SH       DEFINED              22,100
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corporation       Common Stock      060505104   1,126    24,400 SH       DEFINED              24,400
-----------------------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals Inc          Common Stock      068306109     517     8,300 SH       DEFINED               8,300
-----------------------------------------------------------------------------------------------------------------------------------
Boeing                            Common Stock      097023105     723    10,300 SH       DEFINED              10,300
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp                     Class A           111320107     632    13,400 SH       DEFINED              13,400
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northn Santa Fe        Common Stock      12189T104     652     9,200 SH       DEFINED               9,200
-----------------------------------------------------------------------------------------------------------------------------------
Canon Inc                         ADR               138006309     882    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Finl Corp             Common Stock      14040H105   1,270    14,700 SH       DEFINED              14,700
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc               Common Stock      14149Y108     454     6,600 SH       DEFINED               6,600
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx Inc                   Common Stock      141705103     590    11,400 SH       DEFINED              11,400
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                Common Stock      162813109     555    12,100 SH       DEFINED              12,100
-----------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory Inc            Common Stock      163072101     408    10,900 SH       DEFINED              10,900
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Hldgs Inc      Class A           167760107     441     1,200 SH       DEFINED               1,200
-----------------------------------------------------------------------------------------------------------------------------------
Ciena                             Common Stock      171779101     288    97,000 SH       DEFINED              97,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                     Common Stock      172967101     485    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                     Common Stock      172967101   1,082    22,300 SH       DEFINED              22,300
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                  Class A SPL       20030N200     962    37,500 SH       SOLE                 37,500
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc           Common Stock      209115104     338     7,300 SH       DEFINED               7,300
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airls Inc             Class B           210795308     426    20,000 SH       DEFINED              20,000
-----------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants Inc            Common Stock      237194105     607    15,600 SH       DEFINED              15,600
-----------------------------------------------------------------------------------------------------------------------------------
Ensco Intl Inc                    Common Stock      26874Q100     630    14,200 SH       DEFINED              14,200
-----------------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices Inc     Common Stock      292659109     285     7,000 SH       DEFINED               7,000
-----------------------------------------------------------------------------------------------------------------------------------
Fedex Corp                        Common Stock      31428X106     775     7,500 SH       DEFINED               7,500
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp                   Common Stock      319963104     645    15,000 SH       DEFINED              15,000
-----------------------------------------------------------------------------------------------------------------------------------
Forest Labs Inc                   Common Stock      345838106     346     8,500 SH       DEFINED               8,500
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper & Gold    Class B           35671D857     516     9,600 SH       DEFINED               9,600
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images Inc                  Common Stock      374276103     384     4,300 SH       DEFINED               4,300
-----------------------------------------------------------------------------------------------------------------------------------
Glamis Gold Ltd                   Common Stock      376775102     866    31,500 SH       DEFINED              31,500
-----------------------------------------------------------------------------------------------------------------------------------
Gold Fields Ltd New               Sponsored ADR     38059T106     760    43,100 SH       DEFINED              43,100
-----------------------------------------------------------------------------------------------------------------------------------
Google Inc                        Class A           38259P508     415     1,000 SH       DEFINED               1,000
-----------------------------------------------------------------------------------------------------------------------------------
Grant Prideco Inc                 Common Stock      38821G101     463    10,500 SH       DEFINED              10,500
-----------------------------------------------------------------------------------------------------------------------------------
Groupe Danone                     Sponsored ADR     399449107     484    23,000 SH       DEFINED              23,000
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp                     Class A           46069S109     843    33,900 SH       DEFINED              33,900
-----------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical Inc            Common Stock      46120E602     246     2,100 SH       DEFINED               2,100
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co              Common Stock      46625H100     992    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co              Common Stock      46625H100   1,143    28,800 SH       DEFINED              28,800
-----------------------------------------------------------------------------------------------------------------------------------
Jabil Circuit Inc                 Common Stock      466313103     530    14,300 SH       DEFINED              14,300
-----------------------------------------------------------------------------------------------------------------------------------
Janus Cap Group Inc               Common Stock      47102X105     201    10,800 SH       DEFINED              10,800
-----------------------------------------------------------------------------------------------------------------------------------
Jetblue Awys Corp                 Common Stock      477143101     248    16,100 SH       DEFINED              16,100
-----------------------------------------------------------------------------------------------------------------------------------
Landstar Sys Inc                  Common Stock      515098101     313     7,500 SH       DEFINED               7,500
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp                Carolina Group Stock      540424207     238     5,400 SH       DEFINED               5,400
-----------------------------------------------------------------------------------------------------------------------------------
Logitech International SA         Sponsored ADR     541419107     500    10,700 SH       DEFINED              10,700
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc           Common Stock      549463107     133    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp                    Common Stock      580135101     674    20,000 SH       DEFINED              20,000
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions Inc        Common Stock      58405U102     731    13,100 SH       DEFINED              13,100
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock      585055106   1,123    19,500 SH       DEFINED              19,500
-----------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group Inc                Common Stock      590479101     315    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                    Common Stock      594918104     392    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide Inc             Common Stock      611742107     559    13,700 SH       DEFINED              13,700
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                    Common Stock New  617446448   1,277    22,500 SH       SOLE                 22,500
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                    Common Stock New  617446448     448     7,900 SH       DEFINED               7,900
-----------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco Inc        Common Stock      637071101     470     7,500 SH       DEFINED               7,500
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp       Common Stock      637640103     559    21,500 SH       DEFINED              21,500
-----------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp               Common Stock      651639106   1,036    19,400 SH       DEFINED              19,400
-----------------------------------------------------------------------------------------------------------------------------------
News Corp                         Class B           65248E203     498    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Corp                        Sponsored ADR     654902204     833    45,500 SH       DEFINED              45,500
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Hldgs Inc                  Sponsored ADR     65535H208     571    29,700 SH       DEFINED              29,700
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp             Common Stock      655844108     892    19,900 SH       DEFINED              19,900
-----------------------------------------------------------------------------------------------------------------------------------
Nutraceutical Intl Corp           Common Stock      67060Y101     405    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                       Common Stock      713448108     496     8,400 SH       DEFINED               8,400
-----------------------------------------------------------------------------------------------------------------------------------
Praxair Inc                       Common Stock      74005P104     350     6,600 SH       DEFINED               6,600
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                      Common Stock      747525103     482    11,200 SH       DEFINED              11,200
-----------------------------------------------------------------------------------------------------------------------------------
R H Donnelley Corp                Common Stock New  74955W307   2,311    37,500 SH       SOLE                 37,500
-----------------------------------------------------------------------------------------------------------------------------------
Range Res Corp                    Common Stock      75281A109     602    22,850 SH       DEFINED              22,850
-----------------------------------------------------------------------------------------------------------------------------------
Redback Networks Inc              Common Stock New  757209507     190    13,500 SH       DEFINED              13,500
-----------------------------------------------------------------------------------------------------------------------------------
Regeneration Tech Inc Del         Common Stock      75886N100     787   110,000 SH       SOLE                110,000
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American Inc             Common Stock      761713106     248     2,600 SH       DEFINED               2,600
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation Inc           Common Stock      773903109     751    12,700 SH       DEFINED              12,700
-----------------------------------------------------------------------------------------------------------------------------------
Rowan Cos Inc                     Common Stock      779382100     513    14,400 SH       DEFINED              14,400
-----------------------------------------------------------------------------------------------------------------------------------
St Jude Med Inc                   Common Stock      790849103     467     9,300 SH       DEFINED               9,300
-----------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd      ADR               804098101     545    14,900 SH       DEFINED              14,900
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                  Common Stock      806857108     855     8,800 SH       DEFINED               8,800
-----------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings Inc               Common Stock      811904101   3,235    47,500 SH       SOLE                 47,500
-----------------------------------------------------------------------------------------------------------------------------------
Shaw Group Inc                    Common Stock      820280105     436    15,000 SH       DEFINED              15,000
-----------------------------------------------------------------------------------------------------------------------------------
Sifco Inds Inc                    Common Stock      826546103      59    15,200 SH       SOLE                 15,200
-----------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies Inc           Common Stock      871508107     256    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Mfg Ltd      Sponsored ADR     874039100     654    66,000 SH       DEFINED              66,000
-----------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc                       Common Stock      879664100     494    45,300 SH       DEFINED              45,300
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Inds Ltd      ADR               881624209     800    18,600 SH       DEFINED              18,600
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instrs Inc                  Common Stock      882508104     410    12,800 SH       DEFINED              12,800
-----------------------------------------------------------------------------------------------------------------------------------
Union Pac Corp                    Common Stock      907818108     926    11,500 SH       DEFINED              11,500
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp          Common Stock      913017109     911    16,300 SH       DEFINED              16,300
-----------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group Inc            Common Stock      91324P102     652    10,500 SH       DEFINED              10,500
-----------------------------------------------------------------------------------------------------------------------------------
Unumprovident Corp                Common Stock      91529Y106     689    30,300 SH       DEFINED              30,300
-----------------------------------------------------------------------------------------------------------------------------------
Varian Med Sys Inc                Common Stock      92220P105     569    11,300 SH       DEFINED              11,300
-----------------------------------------------------------------------------------------------------------------------------------
Veritas Dgc Inc                   Common Stock      92343P107     710    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc                        Class A           925524100     655    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Waste Mgmt Inc Del                Common Stock      94106L109     495    16,300 SH       DEFINED              16,300
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New              Common Stock      949746101     402     6,400 SH       DEFINED               6,400
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                             Common Stock      983024100     737    16,000 SH       DEFINED              16,000
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc                         Common Stock      984332106     470    12,000 SH       DEFINED              12,000
-----------------------------------------------------------------------------------------------------------------------------------
Arch Cap Group Ltd                ORD               G0450A105     673    12,300 SH       DEFINED              12,300
-----------------------------------------------------------------------------------------------------------------------------------
Axis Capital Holdings             SHS               G0692U109     607    19,400 SH       DEFINED              19,400
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Inds Ltd                   Class A           G24182100     234     3,200 SH       DEFINED               3,200
-----------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Hldgs Ltd     SHS               G30397106     803    22,400 SH       DEFINED              22,400
-----------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd              Common Stock      G3223R108   1,034    10,300 SH       DEFINED              10,300
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Company Ltd        Class A           G4776G101     585    14,500 SH       DEFINED              14,500
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd      ORD               G5876H105     533     9,500 SH       DEFINED               9,500
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corporation                 SHS               G65422100     522     7,400 SH       DEFINED               7,400
-----------------------------------------------------------------------------------------------------------------------------------
Partnerre Ltd                     Common Stock      G6852T105   1,392    21,200 SH       DEFINED              21,200
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriter Hldgs L      Common Stock      G7127P100     311    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc                    ORD               G90078109     892    12,800 SH       DEFINED              12,800
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd     Common Stock      G95089101     876    24,200 SH       DEFINED              24,200
-----------------------------------------------------------------------------------------------------------------------------------
Alcon Inc                         COM SHS           H01301102     402     3,100 SH       DEFINED               3,100
-----------------------------------------------------------------------------------------------------------------------------------
ASML Hldg NV                      N Y SHS           N07059111     763    38,000 SH       DEFINED              38,000
-----------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Marshall Isl      Common Stock      Y8564W103     399    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
